Consolidated Statements of Cash Flows, Direct - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Types of collection from operating activities
Collections from the sale of goods and services	$ 2,961,814,449	$ 3,053,366,631	$ 3,037,830,501
Collections from premiums and services, annual payments, and other obligations from policies held	6,846,414	30,131,403	9,201,388
Receipts from rents and subsequent sales of such assets	102,436,230	7,938,954
Other collections from operating activities	16,403,356	929,839	23,353,592
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(1,935,080,572)	(1,923,705,670)	(1,921,809,622)
Payments to and on behalf of employees	(140,378,194)	(130,102,939)	(119,944,410)
Payments of premiums and services, annual payments, and other obligations from policies held	(25,114,326)	(16,828,690)	(15,704,586)
Payments to manufacture or acquire assets held for rental to others and subsequently held for sale	(56,489,776)	(39,625,028)
Other payments for operating activities	(170,290,593)	(154,500,049)	(137,352,099)
Income taxes paid	(1,342,494)	(82,778,533)	(134,512,945)
Other cash outflows, net	(2,938,296)	(1,114,199)	(5,536,297)
Net cash flows from operating activities	755,866,198	743,711,719	735,525,522
Cash flows from (used in) investing activities
Cash flows from the loss or gains of control of subsidiaries or other businesses, net			(1,624,326,739)
Other payments to acquire equity or debt instruments of other entities	(2,769,624)	(130,639)
Loans to related companies			(37,940,159)
Proceeds from the sale of property, plant and equipment		872,988	4,640,835
Purchases of property, plant and equipment	(514,807,265)	(300,346,362)	(300,538,836)
Purchases of intangible assets	(39,506,950)	(20,732,156)
Payments for future, forward, option and swap contracts	(3,260,921)	(7,551,080)	(1,475,713)
Collections from future, forward, option and swap contracts	22,229	2,737,887	352,734
Collections from related companies			76,307,192
Dividends received		6,455,840	1,520,979
Interest received	5,671,141	6,034,028	6,653,972
Other inflows (outflows) of cash		1,127,683	(6,753,959)
Net cash flows used in investing activities	(554,651,390)	(311,531,811)	(1,881,559,694)
Cash flows from (used in) financing activities
Payments proceeds from share Issuance			665,829,207
Payments for acquiring treasury shares			(72,388,009)
Payments for other equity interests	(519,943)
Total proceeds from loans			1,565,782,604
Loans from related companies	484,520,001	283,831,505
Payments of loans	(150,878,247)	(315,323,464)	(819,525,929)
Payments of borrowings and lease liabilities	(4,940,582)	(4,498,202)	(1,889,685)
Dividends paid	(312,714,789)	(236,478,649)	(231,392,743)
Interest paid	(139,251,404)	(134,429,754)	(116,540,891)
Other outflows of cash, net	(3,884,370)	(33,537,124)	(23,297,678)
Net cash flows from (used in) financing activities	(127,669,334)	(440,435,688)	966,576,876
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	73,545,474	(8,255,780)	(179,457,296)
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	22,806,039	(1,231,644)	5,173,194
Net increase (decrease) in cash and cash equivalents	96,351,513	(9,487,424)	(174,284,102)
Cash and cash equivalents at beginning of year	235,684,500	245,171,924	419,456,026
Cash and cash equivalents at end of year	$ 332,036,013	$ 235,684,500	$ 245,171,924